Commitments (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014 Y	Sep. 30, 2013 Y
Commitments 1		9,149,479
Commitments 2		200,000
Commitments 3		$ 3.50
Commitments 4		1.50
Commitments 5		80,200
Commitments 6		0.11%
Commitments 7		1
Commitments 8		79.46%
Commitments 9		0.00%
Commitments 10		3,000,000
Commitments 11		10.00%
Commitments 12		4
Commitments 13		25.00%
Commitments 14		1
Commitments 15		10.00%
Commitments 16		110.00%
Commitments 17		4,000,000
Commitments 18		18,600
Commitments 19		0.31%
Commitments 20		2
Commitments 21		84.74%
Commitments 22		0.00%
Commitments 23		18,600
Commitments 24		100,000
Commitments 25		740,000
Commitments 26		0
Commitments 27		0
Commitments 28		267,000
Commitments 29		6,500
Commitments 30		90,000
Commitments 31		90,000
Commitments 32		90,000
Commitments 33		1,002,500
Commitments 34		0
Commitments 35		150,000
Commitments 36		0
Commitments 37		163,415
Commitments 38		1,100,000
Commitments 39		33,493
Commitments 40		0
Commitments 1	74,735,632
Commitments 2	6,448,966
Commitments 3	500,000
Commitments 4	$ 0.001
Commitments 5	1.50
Commitments 6	3,000,000
Commitments 7	10.00%
Commitments 8	4
Commitments 9	25.00%
Commitments 10	1
Commitments 11	10.00%
Commitments 12	110.00%
Commitments 13	4,000,000
Commitments 14	0
Commitments 15	0
Commitments 16	267,000
Commitments 17	0
Commitments 18	90,000
Commitments 19	90,000
Commitments 20	90,000
Commitments 21	0
Commitments 22	0
Commitments 23	505,000
Commitments 24	0
Commitments 25	0
Commitments 26	$ 0